2. LOANS: Principal balances on non-accrual loans (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Nonaccrual	$ 38,556,850	$ 31,205,660
Live Check Consumer Loans
Financing Receivable, Nonaccrual	6,254,394	3,964,176
Premier Consumer Loans
Financing Receivable, Nonaccrual	2,253,818	2,069,315
Other Consumer Loans
Financing Receivable, Nonaccrual	25,229,846	20,181,097
Real Estate Loans
Financing Receivable, Nonaccrual	1,286,609	1,414,443
Sales Finance Contracts
Financing Receivable, Nonaccrual	$ 3,532,183	$ 3,576,629